UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Principal
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                          February 12, 2007
     -----------------------------         -----------------------------
         Gary W. Hibler                            Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     81
                                        ----------------
Form 13F Information Table Value Total:     $2,860,303
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                               December 31, 2006

ITEM 1                                 ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                       Title                 Fair          Number                                Voting
                                       of                    Market        of           Investment   Other       Authority
Name of Issuer                         Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                             (thousands)                                         (Shares)
--------------                         ------   ---------    -----------   ---------    ----------   --------    ---------
3M Co                                   Common  88579Y101        123,334   1,582,621         Sole       NONE     1,582,621
Abbott Labs Com                         Common  002824100        130,154   2,672,020         Sole       NONE     2,672,020
Adobe Systems Inc                       Common  00724F101          2,077      50,522         Sole       NONE        50,522
Alltel Corp                             Common  020039103            230       3,807         Sole       NONE         3,807
American Electric Power Co              Common  025537101             21         500         Sole       NONE           500
Amgen Inc                               Common  031162100             61         900         Sole       NONE           900
Automatic Data Processing               Common  053015103        128,355   2,606,185         Sole       NONE     2,606,185
BMC Software                            Common  055921100              2          75         Sole       NONE            75
Bed Bath & Beyond Inc                   Common  075896100         78,319   2,055,610         Sole       NONE     2,055,610
Block H & R Inc                         Common  093671105             45       1,952         Sole       NONE         1,952
Boeing Co                               Common  097023105             14         155         Sole       NONE           155
Bristol Myers Squibb Co Com             Common  110122108          1,067      40,540         Sole       NONE        40,540
Brown Forman Corp Cl B                  Common  115637209             93       1,400         Sole       NONE         1,400
CDW Corp.                               Common  12512N105         90,948   1,293,340         Sole       NONE     1,293,340
ChevronTexaco Corp                      Common  166764100             44         600         Sole       NONE           600
Clorox Co                               Common  189054109         59,091     921,140         Sole       NONE       921,140
Coca-Cola Co                            Common  191216100         55,792   1,156,311         Sole       NONE     1,156,311
Colgate-Palmolive Co                    Common  194162103        112,507   1,724,510         Sole       NONE     1,724,510
Consolidated Edison Inc                 Common  209115104            229       4,765         Sole       NONE         4,765
Costco Wholesale Corp                   Common  22160K105              5         100         Sole       NONE           100
DNP Select Income Fd Inc                Common  23325P104             54       5,000         Sole       NONE         5,000
Danaher Corp                            Common  235851102             22         300         Sole       NONE           300
Dionex Corp                             Common  254546104          2,627      46,327         Sole       NONE        46,327
Ecolab, Inc.                            Common  278865100         87,882   1,944,285         Sole       NONE     1,944,285
Emerson Electric Co                     Common  291011104        138,722   3,146,348         Sole       NONE     3,146,348
Equifax Inc                             Common  294429105        117,057   2,883,168         Sole       NONE     2,883,168
Escrow Bonneville Pacific Corp          Common  098904998              0         545         Sole       NONE           545
Exxon Mobil Corp                        Common  30231G102            359       4,688         Sole       NONE         4,688
Fidelity National Information Svcs Inc  Common  31620M106            306       7,625         Sole       NONE         7,625
Gannett Company                         Common  364730101             12         200         Sole       NONE           200
General Electric Co                     Common  369604103        149,414   4,015,416         Sole       NONE     4,015,416
Genuine Parts Co                        Common  372460105            466       9,824         Sole       NONE         9,824
Glaxosmithkline PLC Spons ADR           Common  37733W105            226       4,275         Sole       NONE         4,275
Hanesbrands Inc                         Common  410345102              7         300         Sole       NONE           300
Heinz H J Co                            Common  423074103            268       5,965         Sole       NONE         5,965
Idearc Inc                              Common  451663108              1          30         Sole       NONE            30
Intel Corp                              Common  458140100            492      24,300         Sole       NONE        24,300

ITEM 1                                 ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                       Title                 Fair          Number                                Voting
                                       of                    Market        of           Investment   Other       Authority
Name of Issuer                         Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                             (thousands)                                         (Shares)
--------------                         ------   ---------    -----------   ---------    ----------   --------    ---------

International Business Machines Corp    Common  459200101            368       3,784         Sole       NONE         3,784
Johnson & Johnson                       Common  478160104        131,894   1,997,793         Sole       NONE     1,997,793
Kellogg Co                              Common  487836108             20         400         Sole       NONE           400
Lee Enterprises Inc                     Common  523768109             14         450         Sole       NONE           450
McDonald's Corp                         Common  580135101            212       4,789         Sole       NONE         4,789
McGraw Hill Companies                   Common  580645109        163,637   2,405,725         Sole       NONE     2,405,725
Medtronic Inc                           Common  585055106        121,319   2,267,230         Sole       NONE     2,267,230
Merck & Company                         Common  589331107             61       1,400         Sole       NONE         1,400
Microsoft Corp Com                      Common  594918104        110,480   3,699,926         Sole       NONE     3,699,926
Mylan Laboratories Inc.                 Common  628530107            155       7,762         Sole       NONE         7,762
Nestle SA ADR                           Common  641069406            532       6,000         Sole       NONE         6,000
New York Times Co Class A               Common  650111107              2         100         Sole       NONE           100
Nike Inc Cl B                           Common  654106103            499       5,036         Sole       NONE         5,036
Nordson Corp                            Common  655663102            192       3,850         Sole       NONE         3,850
Omnicom Group Inc                       Common  681919106        148,615   1,421,605         Sole       NONE     1,421,605
Patterson Companies                     Common  703395103         97,818   2,754,660         Sole       NONE     2,754,660
Paychex Inc                             Common  704326107         78,965   1,997,090         Sole       NONE     1,997,090
Pepsico Inc                             Common  713448108        100,102   1,600,347         Sole       NONE     1,600,347
Pfizer Inc Com                          Common  717081103          1,017      39,264         Sole       NONE        39,264
Procter & Gamble Co                     Common  742718109        143,294   2,229,564         Sole       NONE     2,229,564
Qualcomm Inc                            Common  747525103            130       3,440         Sole       NONE         3,440
Reliance Steel And Aluminum Co          Common  759509102             39       1,000         Sole       NONE         1,000
Royal Dutch Shell ADR Class A           Common  780259206             85       1,200         Sole       NONE         1,200
Sara Lee Corp                           Common  803111103             41       2,400         Sole       NONE         2,400
Schlumberger Ltd                        Common  806857108             51         800         Sole       NONE           800
Stancorp Finl Group                     Common  852891100              1          20         Sole       NONE            20
Starbucks Corp                          Common  855244109              9         250         Sole       NONE           250
Stryker Corp                            Common  863667101        158,624   2,878,323         Sole       NONE     2,878,323
Sysco Corp                              Common  871829107        118,132   3,213,609         Sole       NONE     3,213,609
T Rowe Price Group Inc                  Common  74144T108        109,225   2,495,440         Sole       NONE     2,495,440
Techne Corp                             Common  878377100             33         600         Sole       NONE           600
US Bancorp Del Com New                  Common  902973304             69       1,911         Sole       NONE         1,911
United Parcel Svc Cl B                  Common  911312106             26         350         Sole       NONE           350
Verizon Communications                  Common  92343V104             39       1,060         Sole       NONE         1,060
Vodafone Group Adr                      Common  92857W209             53       1,890         Sole       NONE         1,890
WD 40 Co                                Common  929236107            137       3,943         Sole       NONE         3,943
Walgreen Company                        Common  931422109            526      11,460         Sole       NONE        11,460
Wells Fargo & Co                        Common  949746101         91,713   2,579,116         Sole       NONE     2,579,116
Weyerhaeuser Co                         Common  962166104            136       1,923         Sole       NONE         1,923
Wilmington Trust Corp                   Common  971807102            470      11,140         Sole       NONE        11,140
Windstream                              Common  97381W104             50       3,514         Sole       NONE         3,514
Wrigley Wm Jr Co                        Common  982526105            262       5,062         Sole       NONE         5,062
Wyeth                                   Common  983024100            392       7,706         Sole       NONE         7,706
Zebra Technologies                      Common  989207105            559      16,064         Sole       NONE        16,064
                                                             ------------------------

                                                               2,860,303  57,904,645
                                                             ========================